UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2004

Check here if Amendment [ X]; Amendment Number: 2004-12-31
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Helix Investment Partners LLC
Address: 10250 Constellation Blvd.
         Suite 1600
         Los Angeles, CA  90067-6200

13F File Number:  28-10081

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael J. Towler
Title:     Controller
Phone:     310-788-8738

Signature, Place, and Date of Signing:

     Michael J. Towler     Los Angeles, CA     February 14, 2004


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     43

Form13F Information Table Value Total:     $50,485 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AAIPHARMA INC                  COM              00252W104      536   164900 SH       SOLE                   164900        0        0
AES CORP                       COM              00130H105     1025    75000 SH       SOLE                    75000        0        0
AKAMAI TECHNOLOGIES INC        COM              00971T101      307    23550 SH       SOLE                    23550        0        0
AQUILA INC                     COM              03840P102     1624   440000 SH       SOLE                   440000        0        0
CHARTER COMMUNICATIONS INC D   CL A             16117M107      515   230001 SH       SOLE                   230001        0        0
CINCINNATI BELL INC NEW        COM              171871106     1038   250000 SH       SOLE                   250000        0        0
CONEXANT SYSTEMS INC           COM              207142100     1114   559732 SH       SOLE                   559732        0        0
CONSTAR INTL INC NEW           COM              21036U107      625    80976 SH       SOLE                    80976        0        0
D R HORTON INC                 COM              23331A109     2699    66950 SH       SOLE                    66950        0        0
DOBSON COMMUNICATIONS CORP     CL A             256069105     1192   693015 SH       SOLE                   693015        0        0
DURA AUTOMOTIVE SYSTEMS CORP   CL A             265903104     1807   166829 SH       SOLE                   166829        0        0
GENERAL CABLE CORP DEL NEW     COM              369300108      263    19000 SH       SOLE                    19000        0        0
GIANT INDS INC                 COM              374508109      737    27800 SH       SOLE                    27800        0        0
GRAFTECH INTL LTD              COM              384313102     1064   112500 SH       SOLE                   112500        0        0
GRAPHIC PACKAGING CORP DEL     COM              388688103      566    78600 SH       SOLE                    78600        0        0
GREAT ATLANTIC & PAC TEA INC   COM              390064103     2176   212300 SH       SOLE                   212300        0        0
HANGER ORTHOPEDIC GROUP INC    COM NEW          41043F208     1698   209650 SH       SOLE                   209650        0        0
HANOVER COMPRESSOR CO          COM              410768105      879    62200 SH       SOLE                    62200        0        0
HOVNANIAN ENTERPRISES INC      CL A             442487203     1467    29625 SH       SOLE                    29625        0        0
INSIGHT COMMUNICATIONS INC     CL A             45768V108     1668   179975 SH       SOLE                   179975        0        0
KB HOME                        COM              48666K109     3247    31100 SH       SOLE                    31100        0        0
LATTICE SEMICONDUCTOR CORP     COM              518415104      770   135000 SH       SOLE                   135000        0        0
MANUGISTICS GROUP INC          COM              565011103     1005   350100 SH       SOLE                   350100        0        0
MEDIACOM COMMUNICATIONS CORP   CL A             58446K105     1749   279827 SH       SOLE                   279827        0        0
ON SEMICONDUCTOR CORP          COM              682189105      545   120066 SH       SOLE                   120066        0        0
PARKER DRILLING CO             COM              701081101     1168   297250 SH       SOLE                   297250        0        0
PLAYTEX PRODS INC              COM              72813P100      438    54790 SH       SOLE                    54790        0        0
PMA CAP CORP                   CL A             693419202      621    60000 SH       SOLE                    60000        0        0
PRIMEDIA INC                   COM              74157K101      949   249775 SH       SOLE                   249775        0        0
RHODIA                         SPONSORED ADR    762397107     1701   630150 SH       SOLE                   630150        0        0
RURAL CELLULAR CORP            CL A             781904107      600    96237 SH       SOLE                    96237        0        0
SANMINA SCI CORP               COM              800907107     1331   157099 SH       SOLE                   157099        0        0
SBA COMMUNICATIONS CORP        COM              78388J106      697    75119 SH       SOLE                    75119        0        0
SHOPKO STORES INC              COM              824911101      336    18000 SH       SOLE                    18000        0        0
SOLECTRON CORP                 COM              834182107      568   106500 SH       SOLE                   106500        0        0
STANDARD PAC CORP NEW          COM              85375C101     3668    57185 SH       SOLE                    57185        0        0
SYNAGRO TECHNOLOGIES INC       COM NEW          871562203      760   250100 SH       SOLE                   250100        0        0
TERRA INDS INC                 COM              880915103      666    75000 SH       SOLE                    75000        0        0
TIME WARNER TELECOM INC        CL A             887319101      900   206400 SH       SOLE                   206400        0        0
TOLL BROTHERS INC              COM              889478103     2734    39845 SH       SOLE                    39845        0        0
TRITON PCS HLDGS INC           CL A             89677M106     1967   575230 SH       SOLE                   575230        0        0
VINTAGE PETE INC               COM              927460105      479    21100 SH       SOLE                    21100        0        0
VISTEON CORP                   COM              92839U107      586    60000 SH       SOLE                    60000        0        0